Liquidity and Going Concern	12 Months Ended
Jul. 31, 2024
Liquidity and Going Concern [Absract]
LIQUIDITY and GOING CONCERN

NOTE 2 – LIQUIDITY and GOING CONCERN

For the years ended July 31, 2024 and 2023, the Company reported a net loss of approximately $3.2 million and $2.9 million, respectively, and operating cash outflows approximately $0.1 million and $2.3 million. In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flow in the future to support its operating and capital expenditure commitments. Because of losses from operations, cash out from operating activities, and the requirement of additional capital to fund our current operating plan at July 31, 2024, these factors indicate the existence of an uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern.

As of July 31, 2024, the Company had cash of $1.2 million, short-term investment in trading securities of $0.4 million, due from a related party of $0.9 million and accounts receivables of $0.2 million due from a related party, which were highly liquid. On the other hand, the Company had current liabilities of $1.0 million. The Company’s cash on hand could well cover the current liabilities. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.